Segment Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2024 entity
Disclosure of operating segments [line items]
Research and development expenses	$ 56,567	$ 69,454	$ 96,235
Seaport
Disclosure of operating segments [line items]
Research and development expenses		5,061	8,843
Establishment of new entities
Disclosure of operating segments [line items]
Number of entities established | entity				2
Wholly-Owned Programs
Disclosure of operating segments [line items]
Number of reportable segments | segment	1
Research and development expenses	$ 55,900	56,849	87,069
Controlled founded entities
Disclosure of operating segments [line items]
Number of reportable segments | segment	1
Research and development expenses	$ 701	$ 672	$ 672